As filed with the Securities and Exchange Commission on April 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.79%
	Air Freight & Logistics - 0.98%
2,000	United Parcel Service, Inc. (UPS) - Class B	$117,480
	Beverages - 9.64%
12,300	The Coca-Cola Company	648,456
3,000	Diageo plc - ADR^	195,840
5,000	PepsiCo, Inc.	312,350
		1,156,646
	Building Products - 0.45%
4,000	USG Corporation*	53,920
	Commercial Banks - 2.36%
20,000	Banco Latinoamericano de Comercio Exterior SA^	282,600
	Commercial Services & Supplies - 5.75%
6,000	Iron Mountain Incorporated*	155,280
3,970	The Sherwin-Williams Company	251,619
10,000	Verisk Analytics, Inc. - Class A*	283,000
		689,899
	Consumer Finance - 10.33%
17,200	American Express Company	656,868
9,000	Lender Processing Services, Inc.	343,620
2,800	Visa Inc. - Class A	238,784
		1,239,272
	Electric Utilities - 2.63%
6,800	FPL Group, Inc.	315,316
	Food & Staples Retailing - 1.78%
3,500	Costco Wholesale Corporation	213,395

	Food Products - 3.55%
9,000	Mead Johnson Nutrition Company	425,700

	Health Care Equipment & Supplies - 4.45%
2,000	Becton, Dickinson and Company	155,740
6,000	Johnson & Johnson	378,000
		533,740
	Health Care Providers & Services - 0.56%
4	Five Star Quality Care, Inc.*	11
2,000	UnitedHealth Group Incorporated	67,720
		67,731
	Hotels, Restaurants & Leisure - 1.86%
3,500	McDonald's Corporation	223,475
	Household Products - 5.70%
10,800	The Procter & Gamble Company	683,424
	Independent Power Producers & Energy Traders - 0.91%
5,000	NRG Energy, Inc.*	109,200
	Insurance - 9.74%
2	Berkshire Hathaway Inc. - Class A*	239,600
9,194	Berkshire Hathaway Inc. - Class B*	736,697
1,000	Torchmark Corporation	46,500
386	Wesco Financial Corporation	144,962
		1,167,759
	Machinery - 0.46%
2,063	WABCO Holdings Inc.*	55,165

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited), Continued

Shares		Value
	Metals & Mining - 0.96%
1,000	POSCO - ADR^	$115,460
	Oil, Gas & Consumable Fuels - 6.98%
8,500	Southwestern Energy Company*	361,675
10,400	XTO Energy, Inc.	475,280
		836,955
	Pharmaceuticals - 1.23%
3,000	GlaxoSmithKline plc - ADR^	111,420
1,000	Sanofi-Aventis - ADR^	36,600
		148,020
	Real Estate Investment Trusts (REITs) - 12.13%
34,000	Annaly Capital Management Inc.	624,920
80,000	Anworth Mortgage Asset Corporation	540,800
40,000	MFA Financial, Inc.	289,600
		1,455,320
	Schools and Instruction - 2.15%
3,300	New Oriental Education & Technology Group, Inc. - ADR*^	258,027
	Software - 1.25%
5,000	MSCI Inc. - Class A*	149,900

	Specialty Retail - 6.57%
7,000	The Home Depot, Inc.	218,400
1,000	Lowe's Companies, Inc.	23,710
10,100	Wal-Mart Stores, Inc.	546,107
		788,217
	Textiles, Apparel & Luxury Goods - 2.37%
4,200	Nike, Inc. - Class B	283,920
	TOTAL COMMON STOCKS (Cost $10,860,746)	11,370,541

	TOTAL INVESTMENTS (Cost $10,860,746) - 94.79%	11,370,541
	Other Assets in Excess of Liabilities - 5.21%	625,084
	TOTAL NET ASSETS - 100.00%	$11,995,625

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt

JACOB WISDOM FUND
February 28, 2010 (Unaudited), Continued
Summary of Fair Value Exposure

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Wisdom Fund's investments. These inputs are summarized in the three broad levels listed below: Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access. Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$ 117,480	$ -	$ -	$ 117,480
Beverages	1,156,646	-	-	1,156,646
Building Products	53,920	-	-	53,920
Commercial Banks	282,600	-	-	282,600
Commercial Services & Supplies	689,899	-	-	689,899
Consumer Finance	1,239,272	-	-	1,239,272
Electric Utilities	315,316	-	-	315,316
Food & Staples Retailing	213,395	-	-	213,395
Food Products	425,700			425,700
Health Care Equipment & Supplies	533,740	-	-	533,740
Health Care Providers & Services	67,731	-	-	67,731
Hotels, Restaurants & Leisure	223,475	-	-	223,475
Household Products	683,424	-	-	683,424
Independent Power Producers & Engergy Traders	109,200	-	-	109,200
Insurance	1,167,759	-	-	1,167,759
Machinery	55,165	-	-	55,165
Metals & Mining	115,460	-	-	115,460
Oil, Gas & Consumable Fuels	836,955	-	-	836,955
Pharmaceuticals	148,020	-	-	148,020
Real Estate Investment Trusts	1,455,320	-	-	1,455,320
Schools and Instruction	258,027	-	-	258,027
Software	149,900			149,900
Specialty Retail	788,217	-	-	788,217
Textiles, Apparel & Luxury Goods	283,920	-	-	283,920
Total Common Stock	11,370,541	-	-	11,370,541

Total Investments in Securities	$ 11,370,541	$ -	$ -	$ 11,370,541

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments                                                                $10,860,746
Gross unrealized appreciation                                                      960,782
Gross unrealized depreciation                                                    (450,987)
Net unrealized appreciation                                                   $    509,795

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   04/29/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   04/29/2010

By (Signature and Title) /s/ Francis Alexander
Francis Alexander, Treasurer

Date  04/29/2010